Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 11.9%
34,179		Activision Blizzard, Inc.	$ 3,178,647	0 .3
4,978	(1)	Alphabet, Inc. - Class A	10,267,225	1 .1
4,822	(1)	Alphabet, Inc. - Class C	9,974,934	1 .1
527,887		AT&T, Inc.	15,979,139	1 .7
1,008	(1)	Charter Communications, Inc.	621,956	0 .1
335,453		Comcast Corp. – Class A	18,151,362	2 .0
18,172		Electronic Arts, Inc.	2,459,944	0 .3
40,704	(1)	T-Mobile US, Inc.	5,099,804	0 .6
306,740		Verizon Communications, Inc.	17,836,931	2 .0
133,791	(1)	Walt Disney Co.	24,687,115	2 .7
			108,257,057	11 .9

		Consumer Discretionary: 5.2%
4,122		eBay, Inc.	252,431	0 .0
92,434		General Motors Co.	5,311,258	0 .6
39,761		Home Depot, Inc.	12,137,045	1 .3
14,063		Las Vegas Sands Corp.	854,468	0 .1
19,866		Marriott International, Inc.	2,942,353	0 .3
47,229		McDonald's Corp.	10,585,908	1 .2
4,933		Ross Stores, Inc.	591,516	0 .1
36,597		Starbucks Corp.	3,998,954	0 .4
36,989		Target Corp.	7,326,411	0 .8
16,850		TJX Cos., Inc.	1,114,628	0 .1
20,611		Yum! Brands, Inc.	2,229,698	0 .3
			47,344,670	5 .2

		Consumer Staples: 8.9%
77,638		Altria Group, Inc.	3,971,960	0 .4
118,190		Coca-Cola Co.	6,229,795	0 .7
62,368		Colgate-Palmolive Co.	4,916,469	0 .5
11,949		Constellation Brands, Inc.	2,724,372	0 .3
3,822		Costco Wholesale Corp.	1,347,179	0 .2
1,776		Estee Lauder Cos., Inc.	516,550	0 .1
44,889		General Mills, Inc.	2,752,594	0 .3
51,724		Keurig Dr Pepper, Inc.	1,777,754	0 .2
25,127		Kimberly-Clark Corp.	3,493,909	0 .4
47,866		Kraft Heinz Co.	1,914,640	0 .2
103,394		Mondelez International, Inc.	6,051,651	0 .7
27,331		PepsiCo, Inc.	3,865,970	0 .4
115,187		Philip Morris International, Inc.	10,221,694	1 .1
99,763		Procter & Gamble Co.	13,510,903	1 .5
10,324		Sysco Corp.	812,912	0 .1
53,548		Walgreens Boots Alliance, Inc.	2,939,785	0 .3
103,158		Walmart, Inc.	14,011,951	1 .5
			81,060,088	8 .9

		Energy: 5.6%
142,583		Chevron Corp.	14,941,272	1 .6
100,534		ConocoPhillips	5,325,286	0 .6
43,075		EOG Resources, Inc.	3,124,230	0 .4
313,307		Exxon Mobil Corp.	17,491,930	1 .9
143,862		Kinder Morgan, Inc.	2,395,302	0 .3
32,268		Phillips 66	2,631,133	0 .3
102,693		Schlumberger NV	2,792,223	0 .3
30,135		Valero Energy Corp.	2,157,666	0 .2
			50,859,042	5 .6

		Financials: 23.0%
50,673		Aflac, Inc.	2,593,444	0 .3
22,444		Allstate Corp.	2,578,816	0 .3
48,398		American Express Co.	6,845,413	0 .8
63,753		American International Group, Inc.	2,946,026	0 .3
572,596		Bank of America Corp.	22,153,739	2 .4
59,060		Bank of New York Mellon Corp.	2,792,947	0 .3
139,261	(1)	Berkshire Hathaway, Inc. – Class B	35,577,008	3 .9
10,894		Blackrock, Inc.	8,213,640	0 .9
33,479		Capital One Financial Corp.	4,259,533	0 .5
101,934		Charles Schwab Corp.	6,644,058	0 .7
33,264		Chubb Ltd.	5,254,714	0 .6
154,135		Citigroup, Inc.	11,213,321	1 .2
26,267		CME Group, Inc.	5,364,510	0 .6
24,517		Goldman Sachs Group, Inc.	8,017,059	0 .9
26,556		Intercontinental Exchange, Inc.	2,965,774	0 .3
224,231		JPMorgan Chase & Co.	34,134,685	3 .7
8,350		Marsh & McLennan Cos., Inc.	1,017,030	0 .1
55,976		Metlife, Inc.	3,402,781	0 .4
103,428		Morgan Stanley	8,032,219	0 .9
31,381		PNC Financial Services Group, Inc.	5,504,541	0 .6
30,796		Progressive Corp.	2,944,406	0 .3
4,781	(2)	Rocket Cos, Inc.	110,393	0 .0
7,307		S&P Global, Inc.	2,578,421	0 .3
18,698		Travelers Cos, Inc.	2,812,179	0 .3
99,670		Truist Financial Corp.	5,812,754	0 .6
100,577		US Bancorp	5,562,914	0 .6
280,936		Wells Fargo & Co.	10,976,170	1 .2
			210,308,495	23 .0

		Health Care: 15.4%
78,821		Abbott Laboratories	9,445,909	1 .0
7,825		AbbVie, Inc.	846,821	0 .1
13,690		Anthem, Inc.	4,914,025	0 .5
21,890		Baxter International, Inc.	1,846,203	0 .2
21,327		Becton Dickinson & Co.	5,185,660	0 .6
7,830	(1)	Biogen, Inc.	2,190,443	0 .2
105,738	(1)	Boston Scientific Corp.	4,086,774	0 .5
106,760		Bristol-Myers Squibb Co.	6,739,759	0 .7
29,953	(1)	Centene Corp.	1,914,296	0 .2
18,580		Cigna Corp.	4,491,529	0 .5
96,765		CVS Health Corp.	7,279,631	0 .8
46,343		Danaher Corp.	10,430,882	1 .1
92,949		Gilead Sciences, Inc.	6,007,294	0 .7
9,445		HCA Healthcare, Inc.	1,778,871	0 .2
5,901		Humana, Inc.	2,473,994	0 .3
169,050		Johnson & Johnson	27,783,368	3 .0
99,298		Medtronic PLC	11,730,073	1 .3
23,564		Merck & Co., Inc.	1,816,549	0 .2
411,667		Pfizer, Inc.	14,914,695	1 .6
17,280		Stryker Corp.	4,209,062	0 .5

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
12,075		Thermo Fisher Scientific, Inc.	$ 5,510,789	0 .6
11,740		UnitedHealth Group, Inc.	4,368,102	0 .5
3,342		Zoetis, Inc.	526,298	0 .1
			140,491,027	15 .4

		Industrials: 11.7%
14,143		3M Co.	2,725,073	0 .3
39,528		Boeing Co.	10,068,572	1 .1
40,077		Caterpillar, Inc.	9,292,654	1 .0
56,440		CSX Corp.	5,441,945	0 .6
20,867		Deere & Co.	7,807,179	0 .9
29,590		Eaton Corp. PLC	4,091,705	0 .5
44,030		Emerson Electric Co.	3,972,387	0 .4
18,138		FedEx Corp.	5,151,918	0 .6
18,763		General Dynamics Corp.	3,406,610	0 .4
643,222		General Electric Co.	8,445,505	0 .9
51,977		Honeywell International, Inc.	11,282,647	1 .2
12,974		Illinois Tool Works, Inc.	2,874,001	0 .3
15,508		L3Harris Technologies, Inc.	3,143,161	0 .3
18,626		Norfolk Southern Corp.	5,001,454	0 .6
936		Northrop Grumman Corp.	302,927	0 .0
105,519		Raytheon Technologies Corp.	8,153,453	0 .9
6,638		Roper Technologies, Inc.	2,677,371	0 .3
23,563	(1)	Uber Technologies, Inc.	1,284,419	0 .1
24,308		Union Pacific Corp.	5,357,726	0 .6
18,028		United Parcel Service, Inc. - Class B	3,064,580	0 .3
27,210		Waste Management, Inc.	3,510,634	0 .4
			107,055,921	11 .7

		Information Technology: 9.5%
6,204	(1)	Advanced Micro Devices, Inc.	487,014	0 .0
23,924		Analog Devices, Inc.	3,710,134	0 .4
5,420	(1)	Autodesk, Inc.	1,502,153	0 .2
4,453		Automatic Data Processing, Inc.	839,257	0 .1
1,520		Broadcom, Inc.	704,763	0 .1
314,352		Cisco Systems, Inc.	16,255,142	1 .8
36,716		Cognizant Technology Solutions Corp.	2,868,254	0 .3
18,166	(1)	Dell Technologies, Inc.	1,601,333	0 .2
45,701		Fidelity National Information Services, Inc.	6,426,017	0 .7
29,950	(1)	Fiserv, Inc.	3,565,248	0 .4
22,027		Global Payments, Inc.	4,440,203	0 .5
303,709		Intel Corp.	19,437,376	2 .1
65,766		International Business Machines Corp.	8,763,977	1 .0
82,304	(1)	Micron Technology, Inc.	7,260,036	0 .8
16,368		Oracle Corp.	1,148,542	0 .1
4,738	(1)	Salesforce.com, Inc.	1,003,840	0 .1
34,112		Texas Instruments, Inc.	6,446,827	0 .7
			86,460,116	9 .5

		Materials: 3.1%
14,266		Air Products & Chemicals, Inc.	4,013,596	0 .4
54,888		Dow, Inc.	3,509,539	0 .4
39,753		DowDuPont, Inc.	3,072,112	0 .3
14,762		Ecolab, Inc.	3,160,101	0 .4
38,882		Linde Public Ltd.	10,892,403	1 .2
59,402		Newmont Corp.	3,580,159	0 .4
6,095		Southern Copper Corp.	413,668	0 .0
			28,641,578	3 .1

		Real Estate: 1.3%
2,060		Crown Castle International Corp.	354,588	0 .1
20,645		Digital Realty Trust, Inc.	2,907,642	0 .3
54,475		ProLogis, Inc.	5,774,350	0 .6
3,868		Public Storage, Inc.	954,468	0 .1
7,070		SBA Communications Corp.	1,962,278	0 .2
			11,953,326	1 .3

		Utilities: 3.8%
36,733		American Electric Power Co., Inc.	3,111,285	0 .3
60,324		Dominion Energy, Inc.	4,582,211	0 .5
54,367		Duke Energy Corp.	5,248,046	0 .6
72,009		Exelon Corp.	3,149,674	0 .4
144,908		NextEra Energy, Inc.	10,956,494	1 .2
21,432		Sempra Energy	2,841,455	0 .3
78,157		Southern Co.	4,858,239	0 .5
			34,747,404	3 .8

	Total Common Stock
	(Cost $664,374,857)		907,178,724	99 .4

EXCHANGE-TRADED FUNDS: 0.6%
90,578		iShares Russell Top 200 Value ETF	5,769,239	0 .6

	Total Exchange-Traded Funds
	(Cost $5,647,409)		5,769,239	0 .6

	Total Long-Term Investments
	(Cost $670,022,266)		912,947,963	100 .0

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreements: 0.0%
56,457	(3)	Bank of Montreal, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $56,457, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $57,586, due 10/01/30-04/01/51)
		(Cost $56,457)	$ 56,457	0 .0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,653,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $1,653,000)	1,653,000	0 .2

	Total Short-Term Investments
	(Cost $1,709,457)	1,709,457	0 .2

	Total Investments in Securities (Cost $671,731,723)	$ 914,657,420	100 .2
	Liabilities in Excess of Other Assets	(1,569,905)	(0 .2)
	Net Assets	$ 913,087,515	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$907,178,724	$–	$–	$907,178,724
Exchange-Traded Funds	5,769,239	–	–	5,769,239
Short-Term Investments	1,653,000	56,457	–	1,709,457
Total Investments, at fair value	$914,600,963	$56,457	$–	$914,657,420

Other Financial Instruments+
Futures	58,970	–	–	58,970
Total Assets	$914,659,933	$56,457	$–	$914,716,390

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	13	06/18/21	$2,578,810	$58,970
			$2,578,810	$58,970

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $675,975,550.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 251,521,399
Gross Unrealized Depreciation	(12,780,559)
Net Unrealized Appreciation	$ 238,740,840